BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES - Disclosure of assets purchased and the liabilities assumed (Retail Pro International, LLC) (Details) - USD ($) $ in Thousands			12 Months Ended
		Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
As reported in cash flows from investing activities for the acquisition			$ 14,934	$ 18,329	$ (440)
Retail Pro International L L C [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid in cash		$ 18,759
Contingent Consideration		12,141
Total consideration		30,900
Amounts recognized on the acquisition date:
Cash and cash equivalents		430
Trade receivables		1,854
Other receivables		280
Property and equipment		140
Technology		20,148
Customer relations		7,092
Brand		3,031
Trade payables		(1,339)
Other payables		(924)
Deferred tax liability		(2,626)
Total identifiable assets, net		28,086
Goodwill	[1]	2,814
Total consideration		30,900
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash paid upon the acquisition of a subsidiary		18,759
Cash and cash equivalents consolidated for the first time		(430)
As reported in cash flows from investing activities for the acquisition		$ 18,329

[1]	The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for RPI's expressed by synergy of good reputation, and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of RPI represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.